Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable	15,464,417	41,469,595
Less: allowance of credit losses	-	-
Accounts receivable, net	15,464,417	41,469,595